Schedule of Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000	5,972,716
Preferred stock, shares issued			5,950,673
Preferred stock, shares outstanding			5,950,673
Preferred stock, carrying value			$ 7,865
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			5,969,136
Preferred stock, shares issued			5,950,673
Preferred stock, shares outstanding			5,950,673
Preferred stock, carrying value			$ 7,865
Series Seed 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			1,328,371
Preferred stock, shares issued			1,325,081
Preferred stock, shares outstanding			1,325,081
Preferred stock liquidation preference, value			$ 1,350
Preferred stock, carrying value			$ 1,323
Series Seed 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			922,925
Preferred stock, shares issued			922,950
Preferred stock, shares outstanding			922,950
Preferred stock liquidation preference, value			$ 940
Preferred stock, carrying value			$ 940
Series Seed 3 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			1,776,667
Preferred stock, shares issued			1,764,724
Preferred stock, shares outstanding			1,764,724
Preferred stock liquidation preference, value			$ 2,515
Preferred stock, carrying value			$ 2,515
Series Seed 4 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			1,941,173
Preferred stock, shares issued			1,937,918
Preferred stock, shares outstanding			1,937,918
Preferred stock liquidation preference, value			$ 3,100
Preferred stock, carrying value			$ 3,087